Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

3.      PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	December 31, 2023	June 30, 2023
	US$	US$
Computer and office equipment	47,818	46,820
Building	528,829	517,787
	576,647	564,607
Less: accumulated depreciation	(319,646)	(284,493)
Property, plant and equipment, net	257,001	280,114

3.      PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	June 30, 2023	June 30, 2022
	US$	US$
Computer and office equipment	46,820	50,687
Building	517,787	560,551
	564,607	611,238
Less: accumulated depreciation	(284,493)	(246,184)
Property, plant and equipment, net	280,114	365,054

3.      PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	June 30, 2022	June 30, 2021
	US$	US$
Computer and office equipment	50,687	52,583
Building	560,551	581,517
	611,238	634,100
Less: accumulated depreciation	(246,184)	(222,569)
Property, plant and equipment, net	365,054	411,531